Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUE
Sales of goods	$ 5,287,093	$ 5,550,432	$ 5,103,399
Provision of services	1,267,749	2,054,627	1,950,466
TOTAL REVENUE	6,554,842	7,605,059	7,053,865
COST OF SALES	(4,490,728)	(6,814,384)	(4,410,777)
GROSS PROFIT	2,064,114	790,675	2,643,088
OPERATING EXPENSES
Amortization	35,960	179,482	135,966
Depreciation	510,677	593,277	175,098
Director fees	600,933	522,349	370,094
Insurance	1,825,137	3,722,237	2,962,767
Office and miscellaneous	6,303,879	5,397,961	6,455,998
Professional fees	4,145,586	6,821,583	4,445,949
Research and development	1,554,823	651,302	510,895
Share-based payments	2,021,664	3,311,024	3,952,595
Travel	704,994	396,388	143,904
Wages and salaries	6,976,792	6,105,020	2,768,010
Total operating expenses	(24,680,445)	(27,700,623)	(21,921,276)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability	211,110	5,502,688	8,149,812
Finance and other costs	83,280	44,345	5,074
Foreign exchange gain	(249,563)	745,102	362,448
Loss on disposal of assets	(944)	(10,755)
Loss on write-off of notes receivable	(101,351)	(309,385)	(891,471)
Government income	5,232	2,446	24,148
Write down of deposit		(228,572)
Loss on impairment of goodwill and intangibles		(6,454,914)	(4,579,763)
Other income (expense)	(943,243)	(35,371)	4,968
NET LOSS FOR THE YEAR	(23,611,810)	(27,654,364)	(16,202,972)
Items that may be reclassified to profit or loss
Foreign exchange translation	(94,861)	447,542	136,475
Items that will not be reclassified to profit or loss
Change in fair value of equity investments at FVOCI	(3,180)	(98,483)	(332,640)
COMPREHENSIVE LOSS FOR THE YEAR	$ (23,709,851)	$ (27,305,305)	$ (16,399,137)
Net Income (Loss) per share - Diluted	$ 0.56	$ 0.82	$ 0.59
Net Income (Loss) per share - Diluted	$ 0.56	$ 0.82	$ 0.59
Weighted average number of common shares outstanding - Basic	42,192,384	33,556,969	27,787,348
Weighted average number of common shares outstanding - Diluted	42,192,384	33,556,969	27,787,348